Finance income (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Summary of finance income

	2025 £m	2024 £m	2023 £m
Finance income arising from:
Financial assets measured at amortised cost	56	60	48
Financial assets mandatorily measured at fair value through profit or loss	91	72	60
Net gains/(losses) arising from net investment hedge relationships(1)	15	(16)	–
Other finance income	7	6	7
	169	122	115
(1)Net gains/(losses) arising from net investment hedge relationships relates to forward points which are excluded from the hedge relationship and taken directly to the income statement (2024 : £1 million; 2023: £nil) and contains £nil gains or losses relating to ineffectiveness on net investment hedges
(2024: £15 million loss; 2023: £nil).